Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 35,264	$ 39,161	$ (46,537)
Other comprehensive income (loss):
Net change in respect of derivative instruments designated for cash flow hedge, net of taxes	(2,337)	(219)	1,228
Net change in foreign currency translation adjustment			860
Net change in respect to available for sale securities, net of tax	(52)
Total other comprehensive income (loss)	(2,389)	(219)	2,088
Total comprehensive income (loss)	32,875	38,942	(44,449)
Comprehensive loss attributable to the non-controlling interests	116	840	958
Total comprehensive income (loss) attributable to Orbotech Ltd.	$ 32,991	$ 39,782	$ (43,491)